FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 11, 2009



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $134,677
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

AAON, Inc.                                COM      360206       467393     8469  X                            467393       0       0
Advisory Board Co                         COM      762W107       76996     1277  X                             76996       0       0
Alaska Communications Systems             COM      01167P101     40000      268  X                             40000       0       0
Align Technology Inc                      COM      16255101     290839     2306  X                            290839       0       0
AltiGen Communications Inc                COM      21489109     267600      201  X                            267600       0       0
American Dental Partners                  COM      25353103    1326972     8838  X                           1326972       0       0
American Express Company                  COM      25816109      25116      342  X                             25116       0       0
American Public Education                 COM      2913V103      16481      693  X                             16481       0       0
AutoZone Inc.                             COM      53332102       4488      730  X                              4488       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      434  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        107      302  X                               107       0       0
BIDZ.com Inc.                             COM      08883T200   1376546     5534  X                           1376546       0       0
Brookfield Asset Management Inc           COM      112585104     25801      356  X                             25801       0       0
Choice Hotels International               COM      169905106     15111      390  X                             15111       0       0
Conagra Food Inc                          COM      205887102     10000      169  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1175  X                             30000       0       0
Corporate Executive Board                 COM      21988R102    120540     1748  X                            120540       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    174277     6853  X                            174277       0       0
Emerson Electric Co                       COM      291011104     11353      324  X                             11353       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    142018     2268  X                            142018       0       0
Hospitality Properties Trust              COM      44106M102     23915      287  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2391028    21663  X                           2391028       0       0
International Assets Holding Corp         COM      459028106   1260045    12840  X                           1260045       0       0
iShares Trust                             US TIP B 464287176      4133      425  X                              4133       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      449  X                              9600       0       0
Leucadia National Corp.                   COM      527288104     20043      298  X                             20043       0       0
Level 3 Communications                    COM      52729N100     14500       13  X                             14500       0       0
Mediware Information Systems              COM      584946107    497685     2090  X                            497685       0       0
Microsoft Corp.                           COM      594918104     30325      557  X                             30325       0       0
Morningstar, Inc.                         COM      617700109     74185     2533  X                             74185       0       0
MSCI, Inc.                                CL A     55354G100     64917     1098  X                             64917       0       0
National Retail Properties, Inc.          COM      637417106     14000      222  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      668  X                             12000       0       0
OneBeacon Insurance Group                 CL A     G67742109    118206     1142  X                            118206       0       0
Penn National Gaming Inc.                 COM      707569109     25648      619  X                             25648       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155       36  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      136  X                             10000       0       0
Princeton Review Inc.                     COM      742352107     36232      158  X                             36232       0       0
Rentrak Corp                              COM      760174102    504764     4543  X                            504764       0       0
Sears Holdings Corp                       COM      812350106     15697      718  X                             15697       0       0
SPDR Series Trust                         G RE ETF 78463X749     11064      208  X                             11064       0       0
SPDR Series Trust                         IN SC ETF78463X871     11535      185  X                             11535       0       0
SPDR Series Trust                         IN TR ETF78464A516     10979      562  X                             10979       0       0
Stamps.com                                COM      852857200    777150     7538  X                            777150       0       0
Stratasys Inc.                            COM      862685104   1426758    11799  X                           1426758       0       0
Tandy Leather Factory Inc.                COM      87538X105   1538372     3077  X                           1538372       0       0
Travelzoo Inc.                            COM      89421Q106     49101      307  X                             49101       0       0
Utah Medical Products                     COM      917488108    276881     6368  X                            276881       0       0
Walgreens Co                              COM      931422109     23458      609  X                             23458       0       0
Washington Post Co                        CL B     939640108      1254      448  X                              1254       0       0
White Mountains Insurance Group           COM      G9618E107      1562      269  X                              1562       0       0
Winmark Corp                              COM      974250102    811895     9653  X                            811895       0       0
XCEL Energy Inc.                          COM      98389B100     26000      484  X                             26000       0       0